UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     April 29, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $176,099 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      626      222 SH       SOLE                        0        0      222
EATON VANCE FLTING RATE INC    COM              278279104       89    10772 SH       SOLE                        0        0    10772
EXXON MOBIL CORP               COM              30231G102      270     3969 SH       SOLE                        0        0     3969
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      219     8708 SH       SOLE                        0        0     8708
ISHARES TR                     RSSL MCRCP IDX   464288869     5736   217836 SH       SOLE                        0        0   217836
ISHARES TR                     BARCLYS TIPS BD  464287176     3485    33919 SH       SOLE                        0        0    33919
ISHARES TR                     DJ US REAL EST   464287739     5657   222206 SH       SOLE                        0        0   222206
ISHARES TR                     MSCI EAFE IDX    464287465    18237   485146 SH       SOLE                        0        0   485146
ISHARES TR                     MSCI EMERG MKT   464287234     5832   235075 SH       SOLE                        0        0   235075
ISHARES TR                     RUSSELL 1000     464287622    28548   660074 SH       SOLE                        0        0   660074
ISHARES TR                     RUSSELL1000VAL   464287598      243     5958 SH       SOLE                        0        0     5958
ISHARES TR                     RUSSELL 3000     464287689      384     8374 SH       SOLE                        0        0     8374
ISHARES TR                     S&P 500 INDEX    464287200    36448   457768 SH       SOLE                        0        0   457768
ISHARES TR                     S&P DEV EX-US    464288422     2484   129708 SH       SOLE                        0        0   129708
ISHARES TR                     RUSSELL 2000     464287655     5945   141375 SH       SOLE                        0        0   141375
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863    11376   515672 SH       SOLE                        0        0   515672
SPDR TR                        UNIT SER 1       78462F103     1438    18081 SH       SOLE                        0        0    18081
UNION PAC CORP                 COM              907818108      778    18922 SH       SOLE                        0        0    18922
VANGUARD INDEX FDS             VALUE ETF        922908744      207     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             REIT ETF         922908553    14771   608354 SH       SOLE                        0        0   608354
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     6126   260004 SH       SOLE                        0        0   260004
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    27200  1182115 SH       SOLE                        0        0  1182115